FINANCIAL INSTRUMENTS - Debt Narrative (Details) - USD ($) $ in Millions				1 Months Ended		12 Months Ended
	Jan. 31, 2020	May 02, 2013	Oct. 16, 2009	Jan. 31, 2013	Sep. 30, 2008	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2019	Jun. 30, 2012	Apr. 03, 2012	Sep. 30, 2009
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 5,155	$ 5,536	$ 5,738
Repayments						353	281
5.7% notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)													5.70%
Borrowings						842	842	842
Repayments						$ 0	$ 0
Effective rate (as percent)						5.73%	5.74%
3.85%/5.25% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)						385.00%
Borrowings						$ 744	$ 1,079	1,079
Repayments						$ 337	$ 0
Effective rate (as percent)						5.31%	4.87%
3.85% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)	3.85%													3.85%
Repayments	$ 337									$ 913
5.25% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)														5.25%
Other fixed rate notes
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 1,081	$ 1,080	1,326
Repayments						$ 0	$ 248
Effective rate (as percent)						6.38%	6.33%
BPADF Notes Due 2039
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)			5.95%
Borrowings						$ 850	$ 850
Term of borrowings			30 years
BPDAF Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)			4.95%
Repayments						$ 248			$ 152
Term of borrowings			10 years
7.50% Notes Due 2038
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)															7.50%
Term of borrowings					30 years
Credit Facility Due 2025
Disclosure of detailed information about borrowings [line items]
Basis spread (as percent)												1.125%
Commitment fee (as percent)						0.125%
Credit Facility Due 2021
Disclosure of detailed information about borrowings [line items]
Repayments		$ 2,000
4.10%/5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 843	842	842
Repayments						0	0
5.75% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)		5.75%
Acacia Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings						0	14	43
Repayments	$ 14					$ 14	$ 29	$ 28	$ 28	$ 29	$ 14
Term of borrowings				7 years
Repayment holiday period				2 years
Effective rate (as percent)						0.00%	3.36%
Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 5,116
Gross amount | BNAF Notes
Disclosure of detailed information about borrowings [line items]
Borrowings													$ 4,000
Gross amount | 5.7% notes
Disclosure of detailed information about borrowings [line items]
Borrowings													$ 850
Gross amount | 3.85%/5.25% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings														$ 2,000
Gross amount | 3.85% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings														1,250
Gross amount | 5.25% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings						750								$ 750
Gross amount | Other fixed rate notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,250
Gross amount | BPADF Notes Due 2039
Disclosure of detailed information about borrowings [line items]
Borrowings			850
Gross amount | BPDAF Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 400
Gross amount | LLCs Notes Due 2013, Due 2019 and Due 2038
Disclosure of detailed information about borrowings [line items]
Borrowings															$ 1,250
Gross amount | 7.50% Notes Due 2038
Disclosure of detailed information about borrowings [line items]
Borrowings						250									$ 250
Gross amount | Credit Facility Due 2025
Disclosure of detailed information about borrowings [line items]
Credit facility available						3,000
Gross amount | 4.10%/5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 3,000
Gross amount | 5.75% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 850				$ 850
Gross amount | Acacia Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility available				$ 142
Acacia Credit Facility Floating Interest Rate | Acacia Credit Facility
Disclosure of detailed information about borrowings [line items]
Basis spread (as percent)				2.50%